May 5, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: GuideStone Funds (the “Trust”) SEC File Nos. 333-53432 and 811-10263 497(j) filing

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 30, 2014 and became effective on May 1, 2014 (Accession No. 0001193125-14-172457).

Please contact Ellen Blanchard at (617) 248-3603 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Ellen Blanchard
Ellen Blanchard, Assistant Secretary
GuideStone Funds c/o BNY Mellon Asset Servicing
201 Washington Street, 34th Floor
Boston, MA 02108